BASIC AND DILUTED NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 8:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the periods presented:

	Nine Months Ended September 30,
	2026	2025

Numerator:

Net loss	$(64,321)	$(46,540)

Denominator:

	238,690,154	196,237,671

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

a.	23,021,582 warrants, 38,967,184 outstanding options to purchase ordinary shares and unvested RSUs and PSUs as of September 30, 2026.

b.	39,252,723 warrants, 29,600,867 outstanding options to purchase ordinary shares and unvested RSUs as of September 30, 2025.